SHARE CAPITAL AND RESERVES - Schedule of stock options outstanding and exercisable (Details)	12 Months Ended
	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share $ / shares	Jan. 31, 2018 share $ / shares	Jan. 31, 2017 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 1.78	$ 2.41	$ 0.65	$ 0
Number of Options Outstanding	3,255,000	2,520,000	515,000	0
Number of Options Exerciseable	2,465,000
Exercise Price - 0.65 | October 15, 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Oct. 15, 2020
Exercise Price | $ / shares	$ 0.65
Number of Options Outstanding	325,000
Number of Options Exerciseable	325,000
Exercise Price - 2.80 | June 25, 2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Jun. 25, 2021
Exercise Price | $ / shares	$ 2.80
Number of Options Outstanding	1,350,000
Number of Options Exerciseable	1,350,000
Exercise Price - 1.11 | February 5, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Feb. 05, 2022
Exercise Price | $ / shares	$ 1.11
Number of Options Outstanding	460,000
Number of Options Exerciseable	230,000
Exercise Price - 1.38 | October 9, 2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Oct. 09, 2022
Exercise Price | $ / shares	$ 1.38
Number of Options Outstanding	520,000
Number of Options Exerciseable	260,000
Exercise Price - 1.00 | October 9, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Oct. 09, 2024
Exercise Price | $ / shares	$ 1.00
Number of Options Outstanding	500,000
Number of Options Exerciseable	250,000
Exercise Price - 0.80 | January 24, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expiry Date	Jan. 24, 2023
Exercise Price | $ / shares	$ 0.80
Number of Options Outstanding	100,000
Number of Options Exerciseable	50,000